EQUITY INFORMATION (Details)	6 Months Ended
Dec. 31, 2024 shares Vote $ / shares
EQUITY INFORMATION
Number of own shares repurchased	2,402,692
Number of votes for each ordinary share | Vote	1
Equity compensation plan
EQUITY INFORMATION
Number of total converted options outstanding	3,920,136
Ordinary shares
EQUITY INFORMATION
Number of shares authorized	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	62,710,847
Number of shares outstanding	62,710,847
Preference shares
EQUITY INFORMATION
Number of shares authorized	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0